Derivatives - Schedule of Fair Value of Derivative Instruments Designated as Hedges in the Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Interest rate swap
Derivative [Line Items]
Prepaid expenses and other current assets	$ 9,145
Other non-current liabilities	$ (4,595)
Foreign currency contract
Derivative [Line Items]
Accrued liabilities		$ 930